Additional information: condensed financial statements of the Company - Schedule of Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2014	Apr. 30, 2014	Dec. 31, 2013	Nov. 30, 2013
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	30,274,602	14,195,412	9,073,732	9,073,732
Xunlei Limited [Member]
Consolidated Balance Sheet Statements Captions [Line Items]
Treasury stock, shares	30,274,602		9,073,732